Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on statements of operations and comprehensive loss - Rice Acquisition Corp. [Member]	4 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
As Previously Reported [Member]
Statement of Operations and Comprehensive Loss
Loss from operations	$ (356,782)
Compensation expense attributable to the sale of private placement warrants
Offering costs allocated to warrant liability
Change in fair value of warrant liabilities
Interest income	32,171
Total other (expense) income	32,171
Loss before income tax expense	(324,611)
Net loss attributable to non-controlling interest	(12,485)
Net loss	(312,126)
Restatement Adjustment [Member]
Statement of Operations and Comprehensive Loss
Loss from operations
Compensation expense attributable to the sale of private placement warrants	(1,654,000)
Offering costs allocated to warrant liability	(787,138)
Change in fair value of warrant liabilities	(19,728,480)
Interest income
Total other (expense) income	(22,169,618)
Loss before income tax expense	(22,169,618)
Net loss attributable to non-controlling interest	(852,675)
Net loss	(21,316,943)
As Restated [Member]
Statement of Operations and Comprehensive Loss
Loss from operations	(356,782)
Compensation expense attributable to the sale of private placement warrants	(1,654,000)
Offering costs allocated to warrant liability	(787,138)
Change in fair value of warrant liabilities	(19,728,480)
Interest income	32,171
Total other (expense) income	(22,137,447)
Loss before income tax expense	(22,494,229)
Net loss attributable to non-controlling interest	(865,160)
Net loss	$ (21,629,069)
Class A Common Stock [Member] | As Previously Reported [Member]
Statement of Operations and Comprehensive Loss
Basic and Diluted weighted-average outstanding (in Shares) | shares	23,725,000
Basic and Diluted net loss per shares (in Dollars per share) | $ / shares	$ 0
Class A Common Stock [Member] | Restatement Adjustment [Member]
Statement of Operations and Comprehensive Loss
Basic and Diluted weighted-average outstanding (in Shares) | shares
Basic and Diluted net loss per shares (in Dollars per share) | $ / shares
Class A Common Stock [Member] | As Restated [Member]
Statement of Operations and Comprehensive Loss
Basic and Diluted weighted-average outstanding (in Shares) | shares	23,725,000
Basic and Diluted net loss per shares (in Dollars per share) | $ / shares	$ 0
Class B Common Stock [Member] | As Previously Reported [Member]
Statement of Operations and Comprehensive Loss
Basic and Diluted weighted-average outstanding (in Shares) | shares	5,685,606
Basic and Diluted net loss per shares (in Dollars per share) | $ / shares	$ (0.05)
Class B Common Stock [Member] | Restatement Adjustment [Member]
Statement of Operations and Comprehensive Loss
Basic and Diluted weighted-average outstanding (in Shares) | shares
Basic and Diluted net loss per shares (in Dollars per share) | $ / shares	$ (3.75)
Class B Common Stock [Member] | As Restated [Member]
Statement of Operations and Comprehensive Loss
Basic and Diluted weighted-average outstanding (in Shares) | shares	5,685,606
Basic and Diluted net loss per shares (in Dollars per share) | $ / shares	$ (3.8)